Schedule of Income Tax for Continuing Operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Federal	$ 0	$ 0
State	26,315	60,000
Foreign	0	0
Total current income taxes	26,315	60,000
Federal
State
Foreign
Total deferred income taxes
Total Income Tax Expense (benefit)	$ 26,315	$ 60,000